Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2026
Selling, general and administrative expense [abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses

	Six Months Ended
	June 30,
(in millions of $)	2026	2025 1)
Personnel expenses	282	225
Marketing services	240	178
Professional fees	145	106
Digital technology expenses	36	21
Distribution and commercial support expenses	18	14
Facilities and occupancy expenses	11	8
Supervisory board	8	9
Depreciation and amortization	5	4
Other expenses	26	36
Total selling, general and administrative expenses	772	601

1)Comparative figures have been presented to be consistent with the one adopted in the Company’s latest Annual Report.